Turnover and segment information (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Turnover by Segment

Turnover by segment	2020 £m	2019 £m	2018 £m
Pharmaceuticals	17,056	17,554	17,269
Vaccines	6,982	7,157	5,894
Consumer Healthcare	10,033	8,995	7,658

Segment turnover	34,071	33,706	30,821
Corporate and other unallocated turnover	28	48	—

	34,099	33,754	30,821

Segment Profit and Operating Profit

Segment profit	2020 £m	2019 £m	2018 £m
Pharmaceuticals	7,723	7,964	8,420
Pharmaceuticals R&D	(3,538)	(3,369)	(2,676)

Pharmaceuticals, including R&D	4,185	4,595	5,744
Vaccines	2,713	2,966	1,943
Consumer Healthcare	2,213	1,874	1,517

Segment profit	9,111	9,435	9,204
Corporate and other unallocated costs	(205)	(463)	(459)
Other reconciling items between segment profit and operating profit	(1,123)	(2,011)	(3,262)

Operating profit	7,783	6,961	5,483
Finance income	44	98	81
Finance costs	(892)	(912)	(798)
Profit on disposal of interest in associates	—	—	3
Share of after-tax profits of associates and joint ventures	33	74	31

Profit before taxation	6,968	6,221	4,800
Taxation	(580)	(953)	(754)

Profit after taxation for the year	6,388	5,268	4,046

Depreciation and amortisation by segment	2020 £m	2019 £m	2018 £m
Pharmaceuticals	557	606	506
Pharmaceuticals R&D	298	230	123

Pharmaceuticals, including R&D	855	836	629
Vaccines	404	418	395
Consumer Healthcare	235	224	146

Segment depreciation and amortisation	1,494	1,478	1,170
Corporate and other unallocated depreciation and amortisation	82	79	106
Other reconciling items between segment depreciation and amortisation and total depreciation and amortisation	775	777	580

Total depreciation and amortisation	2,351	2,334	1,856

PP&E, intangible asset and goodwill impairment by segment	2020 £m	2019 £m	2018 £m
Pharmaceuticals	38	137	51
Pharmaceuticals R&D	37	16	15

Pharmaceuticals, including R&D	75	153	66
Vaccines	49	33	5
Consumer Healthcare	5	—	4

Segment impairment	129	186	75
Corporate and other unallocated impairment	5	19	14
Other reconciling items between segment impairment and total impairment	680	621	261

Total impairment	814	826	350

PP&E and intangible asset impairment reversals by segment
Pharmaceuticals	(12)	(6)	(4)
Pharmaceuticals R&D	(4)	—	(1)

Pharmaceuticals, including R&D	(16)	(6)	(5)
Vaccines	(2)	(1)	—
Consumer Healthcare	—	—	—

Segment impairment reversals	(18)	(7)	(5)
Corporate and other unallocated impairment reversals	(1)	(3)	—
Other reconciling items between segment impairment reversals and total impairment reversals	(53)	(15)	(8)

Total impairment reversals	(72)	(25)	(13)

Net operating assets by segment	2020 £m	2019 £m
Pharmaceuticals	789	1,722
Pharmaceuticals R&D	3,345	4,503

Pharmaceuticals, including R&D	4,134	6,225
Vaccines	8,995	8,828
Consumer Healthcare	25,176	26,328

Segment net operating assets	38,305	41,381
Corporate and other unallocated net operating assets	2,250	1,446

Net operating assets	40,555	42,827
Net debt	(20,780)	(25,215)
Investments in associates and joint ventures	364	314
Derivative financial instruments	(74)	335
Current and deferred taxation	637	(270)
Assets held for sale (excluding cash and cash equivalents)	106	366

Net assets	20,808	18,357

Summary of Geographical Information
Geographical information
The UK is regarded as being the Group’s country of domicile.

Turnover by location of customer	2020 £m	2019 £m	2018 £m
UK	980	942	923
US	14,556	13,890	11,982
Rest of World	18,563	18,922	17,916

External turnover	34,099	33,754	30,821

Non-current assets by location of subsidiary	2020 £m	2019 £m
UK	6,279	6,116
US	17,899	19,483
Rest of World	27,712	27,696

Non-current assets	51,890	53,295

Pharmaceuticals [member]
Statement [LineItems]
Turnover by Product & Service

Pharmaceuticals turnover by therapeutic area	2020 £m	2019 £m	2018 £m
Respiratory	3,749	3,081	2,612
HIV	4,876	4,854	4,722
Immuno-inflammation	727	613	472
Oncology	372	230	—
Established Pharmaceuticals	7,332	8,776	9,463

	17,056	17,554	17,269

Vaccines [member]
Statement [LineItems]
Turnover by Product & Service

Vaccines turnover by category	2020 £m	2019 £m	2018 £m
Meningitis	1,029	1,018	881
Influenza	733	541	523
Shingles	1,989	1,810	784
Established Vaccines	3,231	3,788	3,706

	6,982	7,157	5,894

Consumer Healthcare [member]
Statement [LineItems]
Turnover by Product & Service

Consumer Healthcare turnover by category	2020 £m	2019 (revised) £m	2018 (revised) £m
Oral health	2,753	2,673	2,496
Pain relief	2,219	1,781	1,440
Vitamins, minerals and supplements	1,506	611	103
Respiratory health	1,209	1,186	1,085
Digestive health and other	1,824	1,646	1,435

	9,511	7,897	6,559
Brands divested/under review	522	1,098	1,099

	10,033	8,995	7,658